Fair Value of Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets
Cash and balances with central banks	€ 21,989	€ 18,144	€ 21,458
Loans and advances to banks	28,811	28,858	29,988
Financial assets at fair value through profit or loss
- trading assets	116,748	114,504
- non-tradingderivatives	2,231	2,490
profit or loss	4,242	5,099
Investments
- available-for-sale	69,730	82,912
- held-to-maturity	9,343	8,751
Loans and advances to customers	571,909	560,154
Other assets	11,744	13,258
Total	836,747	834,170
Financial liabilities
Deposits from banks	36,821	31,964	33,813
Customer deposits	539,828	522,908
- trading liabilities	73,596	83,167
- non-tradingderivatives	2,331	3,541
Financial liabilities at fair value through profit or loss
profit or loss	11,215	12,266
Other liabilities	14,488	15,247
Debt securities in issue	96,086	103,234
Subordinated loans	15,968	17,223	€ 16,411
Total	790,333	789,550
Estimated fair value [member]
Financial Assets
Cash and balances with central banks	21,989	18,144
Loans and advances to banks	28,911	28,940
Financial assets at fair value through profit or loss
- trading assets	116,748	114,504
- non-tradingderivatives	2,231	2,490
profit or loss	4,242	5,099
Investments
- available-for-sale	69,730	82,912
- held-to-maturity	9,378	8,809
Loans and advances to customers	588,998	578,596
Other assets	11,744	13,258
Total	853,971	852,752
Financial liabilities
Deposits from banks	36,868	32,352
Customer deposits	540,547	523,850
- trading liabilities	73,596	83,167
- non-tradingderivatives	2,331	3,541
Financial liabilities at fair value through profit or loss
profit or loss	11,215	12,266
Other liabilities	14,488	15,247
Debt securities in issue	96,736	103,559
Subordinated loans	16,457	17,253
Total	€ 792,238	€ 791,235